Long-Term Debt - Additional Information - Revolvers (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel term_loan shares	Dec. 31, 2016 USD ($) term_loan
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 3,449,611,000	$ 6,730,132,000
Secured debt
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 1,400,000,000	3,700,000,000
Teekay Offshore | Secured debt
Debt Instrument [Line Items]
Carrying amount of long-term debt		2,200,000,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | term_loan	8
Credit facility, maximum borrowing capacity	$ 1,340,455,288
Undrawn amount of revolving credit facility	461,400,000
Available capacity reduced under revolving credit facility in 2018	624,300,000
Available capacity reduced under revolving credit facility in 2019	52,600,000
Available capacity reduced under revolving credit facility in 2020	53,600,000
Available capacity reduced under revolving credit facility in 2021	347,300,000
Available capacity reduced under revolving credit facility, thereafter	$ 261,000,000
Number of vessels | vessel	52
Carrying amount of long-term debt	$ 877,343,000	$ 1,119,808,000
Revolving Credit Facilities | Secured debt
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 200,000,000
Revolving Credit Facilities | Teekay Offshore
Debt Instrument [Line Items]
Number of credit facilities | term_loan		5
Carrying amount of long-term debt		$ 291,800,000
Revolving Credit Facilities | Teekay Offshore | Securities Pledged as Collateral | Common Stock
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	38.2
Revolving Credit Facilities | Teekay LNG | Securities Pledged as Collateral | Common Stock
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	25.2
Revolving Credit Facilities | Teekay Tankers | Securities Pledged as Collateral | Class A
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	16.8
Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%	4.00%